Incorporated herein by reference is a supplement to the prospectuses of the MFS Alabama Municipal Bond Fund, the MFS Arkansas Municipal Bond Fund, the MFS Georgia Municipal Bond Fund, the MFS Maryland Municipal Bond Fund, the MFS Massachusetts Municipal Bond Fund, the Mississippi Municipal Bond Fund, the MFS Pennsylvania Municipal Bond Fund, the MFS South Carolina Municipal Bond Fund, the MFS Tennessee Municipal Bond Fund and the MFS West Virginia Municipal Bond Fund, each a series of MFS Municipal Series Trust (File No. 2-92915), filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on June 28, 2012 (SEC Accession No 0000912938-12-000365).